UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2019 to June 30, 2019

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [________________] to [________________]

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
August 13, 2019
__________________________________
Harley-Davidson Customer Funding Corp. [1] (Exact name of securitizer as specified in its charter)

333-230733 (Commission File Number of securitizer)	0001114926 (Central Index Key Number of securitizer)

William S. Jue, Associate General Counsel, (312) 368-9501 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

1 Harley-Davidson Customer Funding Corp., as securitizer, is filing this amended Form ABS-15G in respect of issuances of asset-backed securities by the following trust: (i) Harley-Davidson Motorcycle Trust 2016-A (Commission File Number 333-208825-01; Central Index Key Number 0001675887), (ii) Harley-Davidson Motorcycle Trust 2019-A (Commission File Number 333-230733-01; Central Index Key Number 0001778781), and (iii) all applicable private issuances under its asset-backed securitization program. This filing amends and replaces in its entirety the Form ABS-15G initially filed on July 24, 2019.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.

By: ____________________________________
Name: James Darrell Thomas
Title: Vice President, Treasurer and Assistant Secretary

August 13, 2019